Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal tax	34.00%	21.00%	34.00%
State, net of federal benefit		0.00%	0.00%
Stock based compensation		(0.60%)	(1.00%)
R&D credit		3.68%	2.00%
Change in valuation allowance		(24.13%)	(8.00%)
Other		0.05%
Re-measurement of deferred tax assets			(27.00%)
Income tax expense		0.00%	0.00%